Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Total Capital
For regulatory reporting purposes under the MCCSR framework, there were further adjustments, including goodwill, non-life investments, and others as was prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2017	2016
Subordinated debt	$3,437	$3,836
Innovative capital instruments(1)	699	698
Equity:
Participating policyholders' equity	650	412
Preferred shareholders' equity	2,257	2,257
Common shareholders' equity	20,064	19,699
Total capital(2)	$27,107	$26,902

(1) Innovative capital instruments are SLEECS issued by the SL Capital Trusts (Note 13). The SL Capital Trusts are not consolidated by us.
(2) Unrealized gains (losses) on available-for-sale debt securities and cash flow hedges of $132 as at December 31, 2017 ($76 as at December 31, 2016) have been included in the calculation of Total capital.